Acquisitions - Additional Information (Detail) $ in Millions	Nov. 30, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	51.00%
Manulife TEDA Fund Management [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 334
Fair value of joint venture interest valued	321
Gain (loss) recognised asderecognition of the previous joint venture interest	95
Tangible net assets recognised as of acquisition date	160
Identifiable intangible assets recognised as of acquisition date	240
Goodwill recognised as of acquisition date	$ 255
Percentage of voting equity interests acquired	51.00%